Business Segment Data (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues:	$ 447	$ 619	$ 1,117	$ 942
Interest Expense:	590	523	1,368	898
Net Loss:	(18,840)	964	(30,984)	(32,785)
Capital Expenditures:	706	124	645	0
Total Assets:	32,392		21,564	27,979
Eliminations
Segment Reporting Information [Line Items]
Revenues:	(54)	(27)	(81)	0
Total Assets:	(23,800)		(17,635)	(1,296)
Corporate | Operating segments
Segment Reporting Information [Line Items]
Revenues:	501	646	1,198	942
Interest Expense:	99	164	329	675
Net Loss:	(8,403)	5,349	(20,367)	(14,831)
Total Assets:	21,364		22,953	26,633
Technology | Operating segments
Segment Reporting Information [Line Items]
Interest Expense:	491	359	1,039	223
Net Loss:	(10,437)	(4,385)	(10,617)	(17,954)
Capital Expenditures:	706	$ 124	645	0
Total Assets:	$ 34,828		$ 16,246	$ 2,642